Fair Value Measurements (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Financial Assets and Liabilities that are Recorded at Fair Value on Recurring Basis

	Fair Value Measurements Using
In thousands	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Input Level 2	Significant Unobservable Inputs Level 3	Total Loss
Interest Rate Swaps included as liabilities		$8,604		$8,604

Schedule of Non-Financial Assets and Liabilities Measured at Fair Value on Nonrecurring Basis

The following table provides information by level for non-financial assets and liabilities that were measured at fair value during 2012 on a nonrecurring basis.

		Fair Value Measurements Using
In thousands	Fair Value December 29, 2012	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Input Level 2	Significant Unobservable Inputs Level 3	Total Loss
Long-lived assets	$1,780	$—	$1,780	$—	$1,863
Goodwill	$918,946	$—	$—	$918,946	$64,217